UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004

Vanguard New York Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (100.0%)
Albany County NY BAN	1.75%	12/3/2004	$50,000	$50,078
Allegany County NY IDA (Atlantic Richfield Project) VRDO	1.37%	9/1/2004	4,700	4,700
Battery Park City NY Auth. Rev. TOB VRDO	1.34%	9/8/2004 *	5,330	5,330
East Hampton Township NY BAN	2.75%	6/2/2005	30,610	30,873
Erie County NY Water Auth. Rev. VRDO	1.27%	9/8/2004 (2)	11,400	11,400
Garden City NY UFSD TAN	3.00%	6/29/2005	6,500	6,580
Half Hollow Hills NY Central School Dist. Huntington & Babylon TAN	3.00%	6/30/2005	40,500	41,020
Jericho NY UFSD TAN	2.75%	6/24/2005	5,000	5,046
Katonah-Lewisboro NY UFSD TAN	1.25%	10/22/2004	13,000	13,001
Long Island NY Power Auth. Electric System Rev. CP	1.13%	11/9/2004 LOC	26,000	26,000
Long Island NY Power Auth. Electric System Rev. VRDO	1.30%	9/1/2004 LOC	30,025	30,025
Long Island NY Power Auth. Electric System Rev. VRDO	1.33%	9/1/2004 LOC	3,700	3,700
Long Island NY Power Auth. Electric System Rev. VRDO	1.32%	9/8/2004 (1)	3,000	3,000
Long Island NY Power Auth. Electric System Rev. VRDO	1.33%	9/8/2004 (4)	40,500	40,500
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	1.34%	9/8/2004 (3)*	5,570	5,570
Metro. New York Transp. Auth. Rev. (Service Contract) TOB VRDO	1.34%	9/8/2004 (2)*	3,600	3,600
Metro. New York Transp. Auth. Rev. (Service Contract) TOB VRDO	1.35%	9/8/2004 (1)*	5,000	5,000
Metro. New York Transp. Auth. Rev. (Service Contract) TOB VRDO	1.35%	9/8/2004 (1)*	10,310	10,310
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	0.98%	9/7/2004 LOC	15,000	15,000
Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	1.34%	9/8/2004 (1)*	3,300	3,300
Metro. New York Transp. Auth. Rev. TOB VRDO	1.34%	9/8/2004 (3)*	19,985	19,985
Metro. New York Transp. Auth. Rev. TOB VRDO	1.34%	9/8/2004 (4)*	9,095	9,095
Metro. New York Transp. Auth. Rev. VRDO	1.33%	9/8/2004 (4)	4,385	4,385
Metro. New York Transp. Auth. Rev. VRDO	1.33%	9/8/2004 (11)	10,000	10,000
Metro. New York Transp. Auth. Rev. TOB VRDO	1.35%	9/8/2004 (3)*	6,320	6,320
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	1.13%	10/8/2004 LOC	10,000	10,000
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2005	9,820	10,171
Muni. Assistance Corp. for New York City NY	6.25%	7/1/2005	5,000	5,198
Nassau County NY Interim Finance Auth. VRDO	1.33%	9/8/2004 (4)	7,055	7,055
New York City NY Cultural Resources Rev. (Asia Society) VRDO	1.32%	9/8/2004 LOC	11,700	11,700
New York City NY Cultural Resources Rev. (Carnegie Hall) VRDO	1.30%	9/8/2004 LOC	15,065	15,065
New York City NY Cultural Resources Rev. (Pierpont Morgan Library) VRDO	1.33%	9/8/2004 LOC	10,000	10,000
New York City NY Cultural Resources Rev. (Solomon R. Guggenheim Foundation) VRDO	1.32%	9/8/2004 LOC	18,907	18,907
New York City NY GO	6.375%	8/15/2005 (Prere.)	5,400	5,704
New York City NY GO TOB VRDO	1.34%	9/8/2004 (4)*	6,144	6,144
New York City NY GO TOB VRDO	1.34%	9/8/2004 (10)*	6,955	6,955
New York City NY GO TOB VRDO	1.35%	9/8/2004 (1)*	5,840	5,840
New York City NY GO TOB VRDO	1.39%	9/8/2004 LOC*	25,000	25,000
New York City NY GO TOB VRDO	1.37%	9/8/2004 (1)*	9,995	9,995
New York City NY GO TOB VRDO	1.37%	9/8/2004 (3)*	5,585	5,585
New York City NY GO TOB VRDO	1.37%	9/8/2004 (3)*	5,765	5,765
New York City NY GO TOB VRDO	1.37%	9/8/2004 (3)*	8,375	8,375
New York City NY GO VRDO	1.28%	9/8/2004 (11)	10,250	10,250
New York City NY GO VRDO	1.30%	9/1/2004 LOC	300	300
New York City NY GO VRDO	1.33%	9/1/2004 LOC	4,000	4,000
New York City NY GO VRDO	1.33%	9/8/2004 LOC	1,350	1,350
New York City NY GO VRDO	1.33%	9/8/2004 LOC	1,000	1,000
New York City NY Housing Dev. Corp. (Westmont Apartments) VRDO	1.26%	9/8/2004	24,200	24,200
New York City NY IDA (National Audubon Society) VRDO	1.33%	9/1/2004 LOC	14,700	14,700
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.23%	10/8/2004	13,250	13,250
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.17%	10/13/2004	15,000	15,000
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	1.18%	11/4/2004	20,000	20,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.34%	9/8/2004 *	4,400	4,400
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.34%	9/8/2004 *	4,605	4,605
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.34%	9/8/2004 (1)(4)*	12,075	12,075
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	1.37%	9/8/2004 *	20,500	20,500
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.30%	9/1/2004 (3)	16,450	16,450
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.33%	9/1/2004	5,350	5,350
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.33%	9/1/2004 (3)	2,200	2,200
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.35%	9/1/2004	9,700	9,700
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.30%	9/8/2004	12,000	12,000
New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.34%	9/8/2004 *	6,075	6,075
New York City NY Transitional Finance Auth. Rev. VRDO	1.30%	9/1/2004	3,000	3,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.30%	9/1/2004	3,850	3,850
New York City NY Transitional Finance Auth. Rev. VRDO	1.33%	9/1/2004	3,900	3,900
New York City NY Transitional Finance Auth. Rev. VRDO	1.36%	9/1/2004	8,850	8,850
New York City NY Transitional Finance Auth. Rev. VRDO	1.36%	9/1/2004	8,185	8,185
New York City NY Transitional Finance Auth. Rev. VRDO	1.33%	9/8/2004	18,500	18,500
New York City NY Transitional Finance Auth. Rev. VRDO	1.35%	9/8/2004	2,900	2,900
New York City NY Transitional Finance Auth. Rev. VRDO	1.35%	9/8/2004	12,000	12,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.35%	9/8/2004	34,500	34,500
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	1.19%	12/10/2004	11,635	11,635
New York State Dormitory Auth. Rev. (Columbia Univ.) CP	1.15%	11/9/2004	21,005	21,005
New York State Dormitory Auth. Rev. (Columbia Univ.) PUT	1.03%	3/8/2005	5,000	5,000
New York State Dormitory Auth. Rev. (Columbia Univ.) PUT	1.60%	6/8/2005	13,000	13,000
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.32%	9/8/2004	26,300	26,300
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.32%	9/8/2004	37,315	37,315
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.33%	9/1/2004	10,425	10,425
New York State Dormitory Auth. Rev. (Dept. of Health) TOB VRDO	1.34%	9/8/2004 (3)*	5,295	5,295
New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	1.34%	9/8/2004 (1)*	16,455	16,455
New York State Dormitory Auth. Rev. (Mental Health Services) TOB VRDO	1.34%	9/8/2004 (3)*	5,350	5,350
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.32%	9/8/2004 (4)	16,400	16,400
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.33%	9/8/2004 (4)	19,000	19,000
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.34%	9/8/2004 (1)	20,400	20,400
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.34%	9/8/2004 (2)	2,500	2,500
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.34%	9/8/2004 (4)	7,000	7,000
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	1.32%	9/8/2004 (1)	39,465	39,465
New York State Dormitory Auth. Rev. (New York Public Library) VRDO	1.32%	9/8/2004 (1)	10,600	10,600
New York State Dormitory Auth. Rev. (New York Univ.) TOB PUT	1.15%	2/10/2005 (1)*	6,700	6,700
New York State Dormitory Auth. Rev. (Personal Income Tax) TOB VRDO	1.34%	9/8/2004 (3)*	5,000	5,000
New York State Dormitory Auth. Rev. (Rochester Institute of Technology) VRDO	1.30%	9/8/2004 (2)	18,975	18,975
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	1.32%	9/8/2004	42,000	42,000
New York State Dormitory Auth. Rev. (Rockefeller Univ.) VRDO	1.33%	9/8/2004	32,300	32,300
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center) TOB VRDO	1.34%	9/8/2004 (1)*	5,295	5,295
New York State Dormitory Auth. Rev. TOB VRDO	1.34%	9/8/2004 *	4,725	4,725
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas) PUT	1.08%	10/15/2004 LOC	23,775	23,766
New York State Environmental Corp. Rev. (General Electric Co.) CP	1.34%	9/7/2004	22,000	22,000
New York State Environmental Corp. Rev. (General Electric Co.) CP	1.34%	9/7/2004	26,400	26,400
New York State Environmental Corp. Rev. (General Electric Co.) CP	1.34%	9/7/2004	21,000	21,000
New York State Environmental Fac. Corp. PCR TOB VRDO	1.34%	9/8/2004 (4)*	26,725	26,725
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.37%	9/8/2004 *	5,400	5,400
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.34%	9/8/2004 *	6,470	6,470
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.34%	9/8/2004 *	8,250	8,250
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.34%	9/8/2004 *	2,700	2,700
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.34%	9/8/2004 *	9,485	9,485
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.34%	9/8/2004 *	3,725	3,725
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds) TOB VRDO	1.34%	9/8/2004 *+	28,570	28,570
New York State GO PUT	1.05%	10/7/2004 LOC	30,100	30,100
New York State GO PUT	1.58%	8/4/2005 LOC	37,000	37,000
New York State Housing Finance Agency Service. Contract Rev. VRDO	1.32%	9/8/2004 LOC	9,000	9,000
New York State Local Govt. Assistance Corp.	5.90%	4/1/2005 (Prere.)	9,000	9,422
New York State Local Govt. Assistance Corp. TOB VRDO	1.37%	9/8/2004 *	5,325	5,325
New York State Local Govt. Assistance Corp. VRDO	1.32%	9/8/2004 LOC	15,290	15,290
New York State Local Govt. Assistance Corp. VRDO	1.32%	9/8/2004 LOC	16,950	16,950
New York State Local Govt. Assistance Corp. VRDO	1.32%	9/8/2004 LOC	17,000	17,000
New York State Local Govt. Assistance Corp. VRDO	1.32%	9/8/2004 LOC	11,615	11,615
New York State Mortgage Agency Rev. TOB VRDO	1.37%	9/8/2004 *	2,795	2,795
New York State Mortgage Agency Rev. TOB VRDO	1.37%	9/8/2004 (1)*	2,845	2,845
New York State Mortgage Agency Rev. TOB VRDO	1.39%	9/8/2004 *	5,960	5,960
New York State Power Auth. Rev. CP	1.15%	9/9/2004	14,050	14,050
New York State Power Auth. Rev. CP	1.32%	9/14/2004	30,000	30,000
New York State Power Auth. Rev. CP	1.09%	9/22/2004	13,995	13,995
New York State Power Auth. Rev. CP	1.10%	10/7/2004	10,000	10,000
New York State Power Auth. Rev. CP	1.28%	11/10/2004	30,805	30,805
New York State Power Auth. Rev. VRDO	1.32%	9/8/2004	4,300	4,300
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	1.34%	9/8/2004 (2)*	10,550	10,550
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	1.37%	9/8/2004 (1)*	8,555	8,555
New York State Thruway Auth. Rev. CP	1.07%	9/20/2004	20,000	20,000
New York State Thruway Auth. Rev. CP	1.09%	9/22/2004	15,000	15,000
New York State Thruway Auth. Rev. CP	1.12%	10/12/2004	12,500	12,500
New York State Thruway Auth. Rev. CP	1.13%	11/9/2004	12,000	12,000
New York State Thruway Auth. Rev. CP	1.19%	12/10/2004	15,000	15,000
New York State Thruway Auth. Rev. TOB VRDO	1.34%	9/8/2004 (3)*	7,500	7,500
North Hempstead NY BAN	2.00%	4/28/2005	10,465	10,518
Oneida County NY IDA Rev. (Hamilton College) VRDO	1.27%	9/8/2004 (1)	26,385	26,385
Port Auth. of New York & New Jersey CP	0.98%	9/10/2004	13,140	13,140
Port Auth. of New York & New Jersey Rev. TOB VRDO	1.37%	9/8/2004 *	10,000	10,000
Rockland County NY BAN	2.00%	2/24/2005	5,530	5,554
Rockland County NY BAN	1.75%	3/24/2005	45,000	45,179
Suffolk County NY GO	3.00%	5/1/2005 (4)	6,730	6,797
Suffolk County NY Water Auth. Rev. VRDO	1.30%	9/8/2004	37,200	37,200
Syosset NY Central School Dist. TAN	3.00%	6/29/2005	14,500	14,667
Tobacco Settlement Financing Corp. New York Rev. TOB VRDO	1.36%	9/8/2004 (2)*	6,295	6,295
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	1.32%	9/8/2004	12,300	12,300
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	1.32%	9/8/2004	8,390	8,390
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.34%	9/8/2004 (1)*	7,200	7,200
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.34%	9/8/2004 (1)*	1,995	1,995
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.37%	9/8/2004 (ETM)*	9,205	9,205
Triborough Bridge & Tunnel Auth. New York Rev. TOB VRDO	1.37%	9/8/2004 (2)*	16,660	16,660
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.33%	9/8/2004	4,000	4,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.29%	9/8/2004 (4)	2,400	2,400
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.31%	9/8/2004	25,000	25,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.33%	9/8/2004 (4)	15,500	15,500
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.33%	9/8/2004 (4)	24,200	24,200
Troy County NY IDA Civic Fac. Rev. (Rensselaer Polytechnic Institute) VRDO	1.32%	9/8/2004	11,250	11,250
Metro. New York Transp. Auth. Rev. TOB VRDO	1.30%	9/8/2004 (4)*	14,180	14,180
Outside New York:
Puerto Rico GO TOB VRDO	1.36%	9/8/2004 (3)*	1,295	1,295
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	1,400	1,400
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.32%	9/8/2004 (2)	31,500	31,500
Puerto Rico Public Finance Corp. TOB VRDO	1.32%	9/8/2004 (11)*	13,966	13,966
Puerto Rico Public Finance Corp. TOB VRDO	1.37%	9/8/2004 (2)*	10,000	10,000

TOTAL MUNICIPAL BONDS
(Cost $2,144,731)	2,144,731

OTHER ASSETS AND LIABILITIES-NET	433

NET ASSETS (100%)	$2,145,164

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of these securities was $464,295,000, representing 21.6% of net assets.
† Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2004.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard New York Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard New York Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Vanguard New York Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.